Retirement benefits - Summary of Estimated Future Benefit Payments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	$ 114	$ 122
Due within one year [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	5	5
Between one and five years [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	20	21
More than 5 years [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	$ 89	$ 96
Plan [member] | United Kingdom [member]
Disclosure of net defined benefit liability/asset [line items]
Average duration of obligation (years)	14 years	19 years
Plan [member] | United States [member]
Disclosure of net defined benefit liability/asset [line items]
Average duration of obligation (years)	7 years 7 months 6 days	9 years
US post-retirement plan
Disclosure of net defined benefit liability/asset [line items]
Average duration of obligation (years)	8 years	9 years 4 months 24 days